Share-based Payments (Details)	3 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Share-based Payments [Abstract]
Vesting price per share | $ / shares	$ 12
Unvested RSU | $	$ 19,615,575
Weighted-average period	2 years 7 months 6 days